Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Debt to Equity Ratio
The net debt to equity ratio of the fiscal years ended on December 31, 2019 and 2018 is as follows:

	2019	2018
Debt (i)	12,225,842	9,172,531
Cash and cash equivalents	2,567,160	4,464,000

Net debt	9,658,682	4,708,531
Equity (ii)	29,327,572	25,464,233
Net debt to equity ratio	0.33	0.18

(i)	Debt is defined as current and non-current borrowings, as described in Note 25.
(ii)	Shareholders’ equity includes all of the Group’s reserves and capital, which are managed as capital.

Summary of Financial Instruments	Categories of financial instruments

	2019	2018
Financial assets
At amortized cost:
Cash and banks	1,547,551	1,240,979
Investments	88,336	2,764,968
Accounts receivable	2,909,238	3,410,099
At fair value through profit and loss:
Investments	931,273	458,053

	2019	2018
Financial liabilities
Amortized cost	23,507,954	19,483,211

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency
The amounts of monetary assets and liabilities denomi
n
ated in the respective currency at the end of 2019 and 2018 are as follows:

	2019	2018
Liabilities
US Dollars	8,137,716	5,872,153
Euro	2,068,442	534,620
Real	38	38
Argentine Pesos	10,212,160	9,371,954
Guaraníes	3,406,466	4,414,059
Assets
US Dollars	318,454	1,730,812
Euro	2,963	1,678
Real	145	137
Argentine Pesos	4,480,185	6,493,525
Guaraníes	1,706,938	1,459,233

Disclosure of Foreign Currency Sensitivity Analysis

	US Dollar effect	Euro effect
	2019	2019
Loss for the year	1,954,816	516,370
Decrease in net equity	1,954,816	516,370

Summary of Interest Rate Risk Management

	2019	2018
Financial assets
Investments held to maturity (1)	88,336	2,764,968
Investments at fair value through profit or loss (2)	931,273	458,053
Financial liabilities
Amortized cost (3)	12,225,842	9,172,531

(1)	Fixed term deposits at fixed rates.
(2)	Short-term investments at floating rates.
(3)	Includes borrowings, as detailed in Note 25.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The tables include both interest and principal cash flows. Given that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of the reporting period.

December 31, 2019	Weighted average effective interest rate%	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
Borrowings	47.6%	1,670,780	573,563	3,569,265	5,985,325	1,807,096	13,606,029

December 31, 2018	Weighted average effective interest rate%	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
Borrowings	26.2%	862,292	663,020	4,033,863	3,097,727	1,892,775	10,549,677

Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis

Financial assets / financial liabilities	Fair value at:		Hierarchy level
	2019	2018
Investments in mutual funds	931,273	458,053	Level 1
Level 1: quoted bid prices in an active market.